Acquisitions (Details) - Toppfrys AB - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 30, 2020
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		19.00%
Proportion of voting rights held in subsidiary	100.00%
Consideration transferred		€ 1.0